February 2, 2001


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:	Smith Barney Investment Funds Inc. (the "Company")
	File Nos. 2-74288 and 811-3275


Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statements of Additional Information for the Small Cap Value Fund and Small Cap Growth Fund do not differ from those contained in Post-Effective Amendment No. 78 (the "Amendment") to the Company's Registration Statement on Form N-1A. This Amendment was filed electronically on January 29, 2001 and became effective January 29, 2001.

Any comments on this filing should be directed to the undersigned at
(212) 783-0899. Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Robert Nelson
Robert Nelson
Assistant Secretary